DEBT - Convertible Debentures (Details) - Convertible debentures [Member] $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Oct. 06, 2019 USD ($)	Oct. 02, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 46.0	$ 46.0
Borrowings, interest rate		4.65%	4.65%
Conversion price | $ / shares	$ 5.00
Conversion rate	200
Percentage of principal amount of debt redeemed	95.00%
Interest paid on debentures	$ 2.1